INVESTMENT PROPERTIES - Roll Forward of Investment Property Balances (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Reconciliation of changes in investment property [abstract]
Balance, beginning of period			$ 80,196	$ 51,357	$ 51,357
Changes resulting from:
Property acquisitions			1,429		33,441
Capital expenditures			1,161		2,283
Accounting policy change	$ 721		721		0
Property dispositions			(469)		(4,566)
Fair value gains, net			(550)		1,246
Foreign currency translation			70		(1,508)
Transfer between commercial properties and commercial developments			0		0
Derecognized from loss of control of subsidiaries			(11,499)		0
Reclassifications to assets held for sale and other changes			(1,231)		(2,057)
Balance, end of period	69,828		69,828		80,196
Current lease liabilities	36		36
Non-current lease liabilities	839		839
Commercial properties
Reconciliation of changes in investment property [abstract]
Balance, beginning of period			76,014	48,780	48,780
Changes resulting from:
Property acquisitions			1,335		31,783
Capital expenditures			649		1,098
Accounting policy change	699		699		0
Property dispositions			(444)		(4,115)
Fair value gains, net	(1,144)	$ (9)	(837)	409	784
Foreign currency translation			80		(1,387)
Transfer between commercial properties and commercial developments			87		1,123
Derecognized from loss of control of subsidiaries			(10,701)		0
Reclassifications to assets held for sale and other changes			(1,202)		(2,052)
Balance, end of period	65,680		65,680		76,014
Right-of-use assets	688		688
Current lease liabilities	31		31
Non-current lease liabilities	687		687
Commercial developments
Reconciliation of changes in investment property [abstract]
Balance, beginning of period			4,182	2,577	2,577
Changes resulting from:
Property acquisitions			94		1,658
Capital expenditures			512		1,185
Accounting policy change	22		22		0
Property dispositions			(25)		(451)
Fair value gains, net	124	$ 355	287	$ 384	462
Foreign currency translation			(10)		(121)
Transfer between commercial properties and commercial developments			(87)		(1,123)
Derecognized from loss of control of subsidiaries			(798)		0
Reclassifications to assets held for sale and other changes			(29)		(5)
Balance, end of period	4,148		4,148		$ 4,182
Right-of-use assets	$ 30		$ 30